111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  December 31, 2024

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Series Trust I (the “Trust”) (File Nos. 33-7638 and 811-4777) on behalf of MFS® Core Equity Fund, MFS® Low Volatility Equity Fund, MFS® Low Volatility Global Equity Fund, MFS® New Discovery Fund, MFS® Research International Fund, MFS® Technology Fund, MFS® U.S. Government Cash Reserve Fund, and MFS® Value Fund (the “Funds”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 91 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on December 26, 2024.

 Please call the undersigned at (617) 954-4384 or Allison Frebowitz at (617) 954-5115 with any questions you may have.

  Sincerely,

  AMANDA S. MOORADIAN

  Amanda S. Mooradian

  Vice President and Senior Counsel